ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

1.                                      ORGANIZATION AND DESCRIPTION OF BUSINESS

WSP Holdings Limited (“WSP Holdings”) was incorporated in the Cayman Islands on November 16, 2006. WSP Holdings together with its subsidiaries (collectively the “Company”), is a Chinese manufacturer of seamless casing, tubing and drill pipes used for oil and natural gas exploration, drilling and extraction.

The Company holds its interest in the operating subsidiaries indirectly through a wholly owned intermediate holding company, First Space Holdings Limited (“FSHL”) that was incorporated in the British Virgin Islands (“BVI”).

A majority of the Company’s business is conducted through a wholly owned operating subsidiary established in the People’s Republic of China (“PRC”), Wuxi Seamless Oil Pipes Company Limited (“WSP China”).

As of December 31, 2011, the Company’s subsidiaries are as follows:

Name	Date of incorporation/ acquisition	Place of incorporation	Equity interest holder	Percentage of legal ownership
FSHL	June 12, 2006	BVI	WSP Holdings	100%
WSP China	November 17, 1999	PRC	FSHL	100%
Liaoyang Seamless Oil Pipes Co., Ltd. (“Liaoyang Seamless”)	April 7, 2008	PRC	FSHL	70%
Songyuan Seamless Oil Pipes Co., Ltd. (“Songyuan Seamless”)	April 15, 2008	PRC	WSP China	100%
Houston OCTG Group, Inc. (“Houston OCTG”)	April 1, 2008	United States	FSHL	100%
Tuoketuo County Mengfeng Special Steel Co., Ltd. (“Mengfeng”).	July 24, 2008	PRC	WSP China	100%
Bazhou Seamless Oil Pipes Co., Ltd. (“Bazhou Seamless”)	October 14, 2008	PRC	WSP China	100%
Chaoyang Seamless Oil Steel Casting Pipes Co., Ltd. (“Chaoyang Seamless”)	April 30, 2009	PRC	WSP China	51%
WSP Pipe Company Limited (“WSP Pipe”)	November 16, 2009	Thailand	FSHL	100%

WSP China was established in the PRC on November 17, 1999. Through a series of recapitalization and reorganization, WSP China was ultimately owned by WSP Holdings, which in turn owned by Expert Master Holdings Limited, an entity controlled by Mr. Longhua Piao (“Mr. Piao”), a PRC citizen and UMW China Ventures (L) Ltd., an entity controlled by UMW Holdings Berhad (“UMW”), a company incorporated in Malaysia.

In December 2007, the Company completed an initial public offering of American depositary shares (“ADSs”) in the New York Stock Exchange in the United States of America.